Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed on a straight-line basis over estimated useful lives that range as follows:
Useful life
Buildings	50 years
Building improvements	3 to 15 years
Laboratory equipment	3 to 5 years
Transportation equipment	5 years
Office equipment	2 to 8 years
Other equipment	2 to 10 years
Leasehold improvements	the shorter of the estimated useful life or the lease term, which is 3 to 5 years

Schedule of Suppliers Research and Development

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2023 and 2024:

	Years ended December 31,
Supplier	2023	2024
A	24%	27%
B	*	24%
C	22%	10%
D	15%	*
E	10%	*
*	Represents less than 10% of research and development expenses for the years ended December 31, 2023 and 2024.